Fair Value of Financial Instruments (Tables)	12 Months Ended
Feb. 28, 2018
Investments, All Other Investments [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The Company’s financial assets and financial liabilities as at February 28, 2018, measured at fair value on a recurring basis are summarized below:

	Quoted Prices in Active Market (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance, February 28, 2018
Cash and restricted cash	$1,369,352	$—	$—	$1,369,352
Derivative liability	—	—	(23,024)	(23,024)

	$1,369,352	$—	$(23,024)	$1,346,328

The Company’s financial assets and financial liabilities as at February 28, 2017, measured at fair value on a recurring basis are summarized below:

	Quoted Prices in Active Market (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance, February 28, 2017
Cash	$4,315,028	$—	$—	$4,315,028
Derivative liability	—	—	(46,352)	(46,352)

	$4,315,028	$—	$(46,352)	$4,268,676